Patents (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,708,771	$ 664,707
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 26,000	$ 332,000